Accumulated Other Comprehensive Income - Changes in Balance (Details) - USD ($) $ in Millions					12 Months Ended
	Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in unrealized gains (losses) of investments					$ (8,253)		$ (1,821)		$ 2,589
Change in current discount rate - reserve for future policy benefits					1,664		507		0
Change in non-performance risk on market risk benefits					1,875		(424)		0
Change in unrealized gains (losses) - other					37		38		133
Change in deferred tax asset					111		370		(601)
Other comprehensive income (loss) before reclassifications					(4,566)		(1,330)		2,121
Reclassifications from AOCI, net of tax					(138)		(735)		(700)
Other comprehensive income (loss)	$ (4,704)		$ (2,065)		(4,704)	[1]	(2,065)	[1]	1,421
Balance	10,281		9,280
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	(3,200)	[2]	1,504	[2]	1,504	[2]	3,960		2,539
Other comprehensive income (loss)					(4,704)		(2,065)		1,421
Balance					(3,200)	[2]	1,504	[2]	3,960
Accumulated Other Comprehensive Income | Change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance							(391)
Balance									$ (391)
Accumulated Other Comprehensive Income | Funds withheld assets
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	$ (2,106)		$ 287		287
Balance					$ (2,106)		$ 287

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.